LONG-TERM DEBT	6 Months Ended
Jun. 30, 2013
LONG-TERM DEBT
LONG-TERM DEBT
11. LONG-TERM DEBT

Long-term debt as at June 30, 2013 and December 31, 2012 consists of the follows:

	June 30, 2013	December 31, 2012
Description	Total	Total
Piraeus Bank A.E. (as the successor of Cyprus Popular Bank Public Co. Ltd. (formerly, Marfin Egnatia Bank S.A.) (“Piraeus Bank (CPB loan)”) Credit Facility	$32,525	$32,525
Portigon AG (ex West LB Bank) Credit Facility	25,250	25,250
Piraeus Bank Credit Facilities	-	17,964
Mojave Finance Inc	3,000	3,000
Ending Balance	$60,775	$78,739

As of June 30, 2013, the Company has defaulted on payments of principal and interest with respect to the Piraeus Bank (CPB loan), the Portigon AG and the Mojave Finance Inc. credit facility and was not in compliance with certain of its covenants for the respective debt agreements outlined below. The Company’s lenders have the right, absent receipt of waivers, to demand the repayment of its debt at any given time. All such debt is classified as current liabilities in the consolidated balance sheet at June 30, 2013 and December 31, 2012.

(a) Piraeus Bank (as the successor of Cyprus Popular Bank Public Co. Ltd. (formerly, Marfin Egnatia Bank S.A.) (“Piraeus Bank (CPB loan)”) Credit Facility

The loan was to be fully repaid on June 13, 2013. As of June 30, 2013, the Company was in default on interest and principal payments under the loan agreement.

(b) Portigon AG Credit Facility

On March 28, 2013, the Company agreed with Portigon AG (“Portigon”) to certain amendments to the credit facility, which include, among others, that: (a) the outstanding balance of $25,250 is to be payable in 3 quarterly installments of $300, followed by 5 quarterly installments of $375, followed by 15 quarterly installments of $475, followed by a balloon payment of $15,350 due on the last payment date (the first repayment installment shall be repaid on June 30, 2013 (the payment was actually not performed) and the balloon installment shall be repaid on January 31, 2019), (b) the Company is waived from the application of the minimum security cover provisions set out in the original agreement as of the date of the amendment until the earlier of (i) the date on which the bank is satisfied that the security cover ratio is not less than 100% and (ii) December 31, 2013 (inclusive), and (c) the Company was waived from the application of the financial covenants as of the date of the amendment until June 30, 2013 (inclusive).

Furthermore, it was agreed that Portigon will have the option to demand the sale of the vessel Newlead Victoria at any time that the market value of the vessel is at least equal to the amount of the loan outstanding on that date. Portigon will be entitled to 75% of the balance of the proceeds after repayment of the outstanding loan balance, any other amounts owed under the loan agreement (i.e. accrued interest), any direct sale costs approved by Portigon and any trade debt for an amount which will not exceed in aggregate $500. Moreover, the vessel’s excess cash must be applied towards the prepayment of the balloon installment, in accordance with the following, all as described in the amended loan facility: (i) if the Company is in compliance with the value to loan ratio, 50% of the excess cash must be applied towards prepayment of the loan facility; and (ii) if the Company is not in compliance with the value to loan ratio, 100% of the excess cash must be applied towards the prepayment of the loan facility. As of the date of issuance of these condensed financial statements, the Company is in default in certain covenants and quarterly installments under this facility.

(c) Piraeus Bank Credit Facilities

On June 20, 2012, the Company entered into an agreement with Piraeus Bank that was subsequently amended on April 10, 2013 to proceed with the sale of two tanker vessels, Hiona and Hiotissa, for an aggregate amount of approximately $57,000 and to convert, subject to satisfaction of certain conditions precedent by the Company, the remaining outstanding debt of Hiona, Hiotissa and Grand Ocean, into common shares of the Company. The vessels were sold during July 2012 and the proceeds of such sale were applied towards (a) the prepayment of the total outstanding amounts due under the loan agreement for the two vessels, in an aggregate amount of approximately $51,100, (b) interest payable and (c) the payment of outstanding trade and vendor payments. On April 11, 2013, 3,083,333 common shares were issued to Piraeus Bank in payment of the $17,420 remaining balance due under the loan agreements. The shares were valued at $23,588 based on the quoted market price of the Company’s common stock on date of issuance resulting in a loss on extinguishment of debt of approximately $6,200 which is included in discontinued operations. Pursuant to a Registration Rights Agreement entered into in connection with the agreement, as subsequently amended on April 10, 2013, Piraeus Bank may demand that the Company file a registration statement with respect to the shares, request that the Company file a registration statement on Form F-3 if the Company is entitled to use such form, or request that the common shares be covered by a registration statement that the Company is otherwise filing (i.e., piggy-back registration). There is no penalty if the Company is unable to register those shares.

On April 25, 2013, the Company was fully discharged and released from any and all obligations to Piraeus Bank under the credit facilities.

(d) Mojave Finance Inc. Credit Facility

On January 9, 2013 and July 9, 2013, the loan facility was amended. Pursuant to the second and the third amendments, the loan is payable after an eighteen-month period following the drawdown date, with the $3,000 repayment due on October 11, 2013. As of the date of issuance of these condensed financial statements, the Company is in default on the payments of this facility.

Credit Facilities held by Joint Ventures

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On March 4, 2013, New Lead JMEG LLC entered into an agreement with a financial institution for a Credit Facility of up to $500. The facility was payable in one balloon payment due three months from the draw-down unless the lender agrees, in its sole discretion to extend to such date as the lender may determine. Borrowings under this facility bear a fixed interest rate of 24% per annum on the unpaid principal balance. On June 5, 2013, the facility was fully repaid.

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On March 8, 2013, New Lead JMEG LLC entered into an agreement with a financial institution for a Revolving Credit Facility of up to $1,350. The facility is payable in one balloon payment due twelve months from the final draw-down unless the lender agrees, in its sole discretion, to extend to such date as the lender may determine. Borrowings under this facility bear a fixed interest rate of 24% per annum on the unpaid principal balance. As of June 30, 2013, the facility was fully repaid.

The amounts shown as interest and finance expense in the statements of operations and comprehensive loss are analyzed as follows:

	Six months ended	Six months ended
	June 30, 2013	June 30, 2012

Interest expense	$2,432	$6,796
Amortization of deferred charges	276	882
Amortization of the beneficial conversion feature, restated (Note 16)	6	5,194
Loss on settlement of payables	2,252	-
Other expenses	574	(187)

	$5,540	$12,685

The effective interest rate at June 30, 2013 was approximately 4.43% per annum (June 30, 2012: 4.11%).